Income Taxes	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Income Taxes

NOTE 4 INCOME TAXES

TDS' current income taxes balances at December 31, 2014 and 2013 were as follows:

December 31,	2014	2013
(Dollars in thousands)
Federal income taxes receivable (payable)	$108,820	$(20,288)
Net state income taxes receivable (payable)	4,391	2,397

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Current
Federal	$(87,736)	$181,579	$9,705
State	11,091	11,614	5,092
Deferred
Federal	41,851	(65,970)	61,113
Federal - valuation allowance adjustment	(10,816)	-	-
State	2,208	(1,180)	(2,328)
State - valuation allowance adjustment	38,470	-	-
	$(4,932)	$126,043	$73,582

A reconciliation of TDS' income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to TDS' effective income tax expense rate is as follows:

Year Ended December 31,	2014		2013		2012
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$(53.3)	35.0%	$102.5	35.0%	$68.7	35.0%
State income taxes, net of federal benefit (1)	42.8	(28.1)	10.5	3.6	8.4	4.2
Effect of noncontrolling interests	(5.8)	3.8	(1.0)	(0.4)	-	-
Gains (losses) on investments and sale of assets (2)	-	-	14.9	5.1	-	-
Correction of deferred taxes (3)	-	-	-	-	(6.1)	(3.1)
Change in federal valuation allowance (4)	(8.7)	5.7	-	-	-	-
Goodwill impairment (5)	18.3	(12.0)	-	-	-	-
Other differences, net	1.8	(1.2)	(0.9)	(0.3)	2.6	1.4
Total income tax expense and rate	$(4.9)	3.2%	$126.0	43.0%	$73.6	37.5%

(1)	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance. During the third quarter of 2014 TDS recorded a $38.5 million increase to income tax expense related to a valuation allowance recorded against certain state deferred tax assets. In each interim period, TDS evaluates the available positive and negative evidence to assess whether deferred tax assets are realizable, on a more likely than not basis. During the year ended December 31, 2014, based on revised forecasts of future state income, TDS concluded that the negative evidence related to the realization of certain state deferred tax assets outweighed the positive evidence. Accordingly, TDS determined that such deferred tax assets related to certain states were not realizable, on a more likely than not basis.

(2)	Gains (losses) on investments and sale of assets represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.

(3)	Correction of deferred taxes reflects immaterial adjustments to correct deferred tax balances in 2012 related to tax basis and law changes that related to periods prior to 2012.

(4)	Change in federal valuation allowance relates primarily to a decrease to income tax expense in the third quarter of 2014 due to a valuation allowance reduction for federal net operating losses previously limited under loss utilization rules. Due to the shutdown of Airadigm’s consumer wireless business and resulting intercompany sale of certain assets by Airadigm to U.S. Cellular during the year (as described in Note 6 — Acquisitions, Divestitures and Exchanges), Airadigm is expected to recognize sufficient taxable income for TDS to utilize the previously limited net operating losses.

(5)	Goodwill impairment reflects an adjustment to increase income tax expense by $18.3 million related to a portion of the goodwill impairment of Suttle-Straus and the HMS reporting unit recorded in 2014 which is nondeductible for income tax purposes. See Note 7 — Intangible Assets for additional information related to the goodwill impairment.

Significant components of TDS' deferred income tax assets and liabilities at December 31, 2014 and 2013 were as follows:

December 31,	2014	2013
(Dollars in thousands)
Deferred tax assets
Current deferred tax assets	$113,402	$114,532
Net operating loss (“NOL”) carryforwards	135,676	121,651
Stock-based compensation	54,789	50,563
Compensation and benefits - other	11,014	12,681
Deferred rent	19,604	20,500
Other	35,523	32,444
Total deferred tax assets	370,008	352,371
Less valuation allowance	(113,553)	(79,064)
Net deferred tax assets	256,455	273,307
Deferred tax liabilities
Property, plant and equipment	667,540	637,090
Licenses/intangibles	259,865	251,578
Partnership investments	151,123	136,581
Other	9,724	4,956
Total deferred tax liabilities	1,088,252	1,030,205
Net deferred income tax liability	$831,797	$756,898

At December 31, 2014, TDS and certain subsidiaries had $2,315.3 million of state NOL carryforwards (generating a $111.3 million deferred tax asset) available to offset future taxable income. The state NOL carryforwards expire between 2015 and 2034. Certain subsidiaries had federal NOL carryforwards (generating a $24.3 million deferred tax asset) available to offset their future taxable income. The federal NOL carryforwards expire between 2018 and 2034. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

A summary of TDS' deferred tax asset valuation allowance is as follows:

	2014	2013	2012
(Dollars in thousands)
Balance at January 1,	$79,064	$70,502	$49,686
Charged to income tax expense	34,489	1,954	5,268
Charged to other accounts	-	6,608	15,548
Balance at December 31,	$113,553	$79,064	$70,502

As of December 31, 2014, the valuation allowance reduced current deferred tax assets by $5.7 million and noncurrent deferred tax assets by $107.8 million.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013	2012
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$30,390	$28,420	$28,841
Additions for tax positions of current year	7,610	6,388	7,027
Additions for tax positions of prior years	883	1,858	1,673
Reductions for tax positions of prior years	(399)	(467)	(7)
Reductions for settlements of tax positions	(312)	(1,337)	(21)
Reductions for lapses in statutes of limitations	(356)	(4,472)	(9,093)
Unrecognized tax benefits balance at December 31,	$37,816	$30,390	$28,420

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2014, 2013 and 2012 by $24.6 million, $19.8 million and $18.6 million, respectively, net of the federal benefit from state income taxes.

As of December 31, 2014, it is reasonably possible that unrecognized tax benefits could decrease by approximately $10 million in the next twelve months. The nature of the uncertainty relates primarily to state income tax positions and their resolution or the expiration of statutes of limitation.

TDS recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense. The amounts charged to income tax expense related to interest and penalties resulted in an expense of $3.4 million and $0.7 million in 2014 and 2013, respectively, and a benefit of $1.5 million in 2012. Net accrued interest and penalties were $16.2 million and $12.4 million at December 31, 2014 and 2013, respectively.

TDS and its subsidiaries file federal and state income tax returns. TDS remains subject to federal income tax audits for the tax years after 2011. With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2010.